UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Diversified Yield Fund

Portfolio of Investments

January 31, 2008 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATE BONDS - 20.0%
Canada - 0.2%
Abitibi-Consolidated, Inc.
6.00%, 6/20/13 (a)	US$	275	$187,000

Ireland - 0.9%
Anglo Irish Bank Corp.
5.224%, 6/25/14 (b)	EUR	600	826,647
Ardagh Glass Finance PLC
7.125%, 6/15/17 (c)		112	119,055

			945,702

Luxembourg - 0.5%
Gaz Capital for Gazprom
6.212%, 11/22/16 (c)	US$	516	503,100

Netherlands - 0.7%
Koninklijke Philips Electronics NV
5.75%, 5/16/08	EUR	470	700,461

Sweden - 0.9%
Skandinaviska Enskilda
4.894%, 10/06/14 (b)		600	878,834

United Kingdom - 1.6%
Barclays Bank PLC
Series 3
6.263%, 4/30/08 (b)	GBP	500	974,965
Vodafone Group PLC
4.991%, 1/13/12 (b)	EUR	150	221,906
5.331%, 6/15/11 (b)	US$	435	426,797

			1,623,668

United States - 15.2%
Aetna, Inc.
6.75%, 12/15/37		507	510,424
Altria Group, Inc.
7.75%, 1/15/27		150	192,551
American Express Credit Corp.
3.405%, 2/24/12 (b)		435	409,333
Anadarko Petroleum Corp.
5.391%, 9/15/09 (b)		435	425,099
ANZ Capital Trust III
5.608%, 12/15/53 (b)	EUR	600	811,810

Aramark Services Inc.
8.411%, 2/01/15 (b)	US$	200	179,000
Bear Stearns Co., Inc.
5.243%, 11/28/11 (b)		440	393,878
Bunge Ltd Finance Corp.
5.10%, 7/15/15		154	150,691
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)		415	414,600
Capital One Financial
5.426%, 9/10/09 (b)		435	405,704
CIT Group Inc.
3.474%, 4/27/11 (b)		440	380,429
Countrywide Home Loans, Inc.
5.127%, 11/24/08 (b)	EUR	300	401,409
Echostar DBS Corp.
7.125%, 2/01/16	US$	175	174,781
Edison Mission Energy
7.00%, 5/15/17		115	111,838
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13		458	466,325
Embarq Corp.
7.082%, 6/01/16		466	471,649
Ford Motor Credit Co.
6.625%, 6/16/08		115	114,786
Genworth Financial, Inc.
1.60%, 6/20/11 (a)	JPY	22,000	204,054
Goldman Sachs Group, Inc.
5.046%, 10/07/11 (b)	US$	435	427,908
Harrah’s Operating Co., Inc.
5.625%, 6/01/15		83	52,705
5.75%, 10/01/17		95	57,000
6.50%, 6/01/16		52	33,280
HCA, Inc.
7.58%, 9/15/25 (a)		65	51,846
HSBC Finance Corp.
5.213%, 3/12/10 (b)		435	423,718
International Lease Finance Co.
4.578%, 7/15/11 (b)		435	431,302
4.727%, 7/13/12 (b)		435	418,308
Ipalco Enterprises, Inc.
8.375%, 11/14/08 (a)		150	152,250
Lehman Brothers Holdings Inc.
4.607%, 1/12/12 (b)		440	410,164
5.17%, 5/25/10 (b)		435	419,570
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (c)		105	90,632

Limited Brands, Inc.
6.90%, 7/15/17		33	31,482
Merrill Lynch & Co Inc.
5.371%, 6/05/12 (b)		440	402,369
Morgan Stanley
4.793%, 1/09/12 (b)		440	423,256
Motorola, Inc.
7.50%, 5/15/25		446	452,325
NRG Energy, Inc.
7.25%, 2/01/14		185	180,144
Qwest Corp.
8.875%, 3/15/12		442	466,862
Reynolds American, Inc.
7.625%, 6/01/16		428	453,275
RR Donnelley & Sons Co.
3.75%, 4/01/09		111	109,471
Sprint Capital Corp.
6.875%, 11/15/28		523	438,793
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15		316	330,940
Tyson Foods, Inc.
6.85%, 4/01/16		466	466,345
United States Steel Corp.
6.65%, 6/01/37		508	425,848
US Cellular Corp.
6.70%, 12/15/33		445	411,581
Washington Mutual Bank
5.369%, 5/20/13 (b)		435	376,227
Wells Fargo & Co.
3.808%, 1/24/12 (b)		435	425,699
Weyerhaeuser Co.
7.375%, 3/15/32		469	465,489
XL Capital Ltd.
5.25%, 9/15/14		476	426,665

			15,473,815

Total Corporate Bonds (cost $20,717,040)			20,312,580

SOVEREIGN BONDS - 13.2%
Argentina - 0.3%
Argentina Bonos
7.00%, 10/03/15		390	326,162

Brazil - 0.9%
Republic of Brazil
8.25%, 1/20/34		331	401,338
12.50%, 1/05/16	BRL	781	477,746

			879,084

Hungary - 0.8%
Hungary Government Bond
Series 13/D
6.75%, 2/12/13	HUF	141,710	796,075

Indonesia - 0.7%
Indonesia Rupiah Credit Linked Note
12.90%, 6/17/22	IDR	3,656,000	456,481
Republic of Indonesia
6.875%, 1/17/18 (c)	US$	283	292,198

			748,679

Panama - 0.4%
Republic of Panama
9.625%, 2/08/11		375	426,563

Peru - 0.7%
Peru Bono Soberano
12.25%, 8/10/11	PEN	600	244,990
Peru Government International Bond
Series 20YR
6.438%, 3/07/17 (d)	US$	297	296,444
Republic of Peru
7.35%, 7/21/25		200	227,500

			768,934

Poland - 1.5%
Government of Poland
Series 1110
6.00%, 11/24/10	PLN	3,600	1,495,262

Russia - 0.7%
Russian Ministry of Finance
Series VII
3.00%, 5/14/08 (a)	US$	702	697,648

Sweden - 5.5%
Government of Sweden
Series 1043
5.00%, 1/28/09	SEK	34,970	5,557,782

United Kingdom - 1.7%
United Kingdom Gilt
5.00%, 3/07/08	GBP	849	1,688,617

Total Sovereign Bonds (cost $12,658,659)			13,384,806

TREASURY BONDS - 11.6%
Japan - 11.6%
Government of Japan Ten Year Bond
Series 288
1.70%, 9/20/17	JPY	332,200	3,207,651
Japan Government Five Year Bond
Series 32
0.70%, 9/20/08		908,100	8,540,768

			11,748,419

Peru - 0.0%
Peru Bono Soberano
8.20%, 8/12/26	PEN	14	5,477

Total Treasury Bonds (cost $10,698,264)			11,753,896

BANK LOANS - 9.1%
Alltel Corp.
6.773%, 5/16/15	US$	499	453,708
DaimlerChrysler Financial Services Americas LLC
8.99%, 8/03/12		499	447,095
Dean Foods Company
6.58%, 4/02/14		496	463,041
Dex Media East LLC
2.00%-7.02%, 10/30/13		500	485,835
First Data Corp.
7.58%-7.634%, 9/30/14		499	451,464
FirstLight Power Resources, Inc.
9.438%, 4/15/13		1,000	927,500
Hanesbrands Inc.
4.994%-5.016%, 9/05/13		376	360,128
Infrastrux Group, Inc.
7.771%, 11/03/12		389	338,735
IPC Systems, Inc.
7.093%, 5/11/14		498	410,438
Level 3 Communications
6.569%-6.627%, 2/13/14		500	445,835
MGM Holdings II
8.108%, 3/15/12		491	432,054
Michaels Stores, Inc.
6.00%-7.625%, 3/31/13		499	424,680
Mylan Lab Inc.
6.625%-8.125%, 10/02/14		300	292,500
North Las Vegas
7.271%, 4/20/11		61	45,976
11.521%, 4/20/12		500	125,000
Sorenson Communications, Inc.
7.375%, 4/06/14		470	447,864
Talecris Biotherapeutics Holdings Corp.
8.38%, 12/01/13		495	489,431
Telesat Canada
1.50%-8.00%, 10/23/14		39	37,106
6.25%-8.09%, 10/23/14		461	439,040

Texas Competitive Electric Holdings Company, LLC
8.396%, 10/10/14	898	817,019
Thompson Creek Metals Company
9.40%, 9/30/12	347	340,512
United Subcontractors, Inc.
7.566%-7.68%, 12/27/12	682	555,512

Total Bank Loans (cost $10,440,479)		9,230,473

AGENCY ARMS - 8.3%
Federal Home Loan Mortgage Corp.
Series 2006
5.845%, 12/01/36 (b)	2,155	2,211,674
6.03%, 8/01/36 (b)	983	1,011,541
6.154%, 12/01/36 (b)	530	544,125
Series 2007
5.91%, 4/01/37 (b)	836	856,816
5.942%, 2/01/37 (b)	530	544,256
6.04%, 3/01/37 (b)	501	514,731
Federal National Mortgage Association
Series 2005
5.697%, 3/01/35 (b)	457	465,931
Series 2006
5.693%, 12/01/36 (b)	856	881,356
5.851%, 11/01/36 (b)	713	735,558
Series 2007
5.786%, 8/01/37 (b)	285	293,596
6.033%, 2/01/37 (b)	356	366,929

Total Agency ARMS (cost $8,251,108)		8,426,513

NON-AGENCY ADJUSTABLE RATES - 3.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.662%, 12/25/35 (b)	187	176,837
Series 2006-OA7, Class 1A1
6.771%, 6/25/46 (d)	409	348,053
Series 2007-OA3, Class M1
3.686%, 4/25/47 (b)	120	69,144
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
6.662%, 3/25/36 (b)	588	559,235
Lehman XS Trust
Series 2007-4N, Class M1
3.826%, 3/25/47 (b)	400	246,632
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.133%, 12/25/35 (d)	295	296,612

Morgan Stanley Structured Trust
Series 2007-1, Class A2
3.566%, 6/25/37 (b)	430	392,308
Residential Accredit Loans, Inc.
Series 2006-QO7, Class M1
3.786%, 9/25/46 (b)	325	202,247
Wamu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
3.976%, 10/25/45 (b)	196	144,427
Series 2007-OA5, Class 1A
5.54%, 6/25/47 (b)	611	575,794
Washington Mutual, Inc.
Series 2006-AR17, Class B1
3.766%, 12/25/46 (b)	299	190,333

Total Non-Agency Adjustable Rates (cost $3,873,502)		3,201,622

NON-AGENCY FIXED RATE CMBS - 2.2%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	490	481,964
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2007-PW18, Class A4
5.70%, 6/11/50	495	513,637
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	255	251,633
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.429%, 12/12/43	450	446,164
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39	530	522,240

Total Non-Agency Fixed Rate CMBS (cost $2,230,511)		2,215,638

HOME EQUITY LOANS - FLOATING RATES - 2.0%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
3.83%, 4/25/37 (b)	175	89,688
HFC Home Equity Loan Asset Backed Certificates
Series 2007-2, Class M1
4.244%, 7/20/36 (b)	415	271,958
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV2
3.536%, 4/25/37 (b)	255	223,882

Household Home Equity Loan Trust
Series 2006-1, Class M1
4.214%, 1/20/36 (b)		273	237,644
Lehman XS Trust
Series 2006-18N, Class M2
3.786%, 12/25/36 (b)		415	249,726
Master Asset Backed Securities Trust
Series 2006-NC3, Class M1
3.606%, 10/25/36 (b)		200	88,510
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
3.506%, 4/25/37 (b)		368	354,679
Option One Mortgage Loan Trust
Series 2007-2, Class M1
3.736%, 3/25/37 (b)		135	51,367
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
3.676%, 4/25/34 (b)		504	487,690

Total Home Equity Loans - Floating Rates (cost $2,739,273)			2,055,144

AGENCY ADJUSTABLE RATES - 1.8%
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
4.636%, 7/15/23 (b)		1,066	1,057,607
Freddie Mac REMIC
Series 2005-3067, Class FA
4.586%, 11/15/35 (b)		740	736,414

Total Agency Adjustable Rates (cost $1,809,511)			1,794,021

AGENCY FIXED RATE 30-YEARS - 1.5%
Federal Gold Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37 (cost $1,447,955)		1,411	1,487,301

TREASURY BILLS - 1.4%
Canada - 1.4%
Canadian Treasury Bill
Zero Coupon, 3/06/08 (cost $1,360,294)	CAD	1,380	1,369,980

AGENCIES - 1.3%
Canada - 1.3%
Canada Housing
3.70%, 9/15/08 (c)		935	930,996
4.40%, 3/15/08		427	425,469

Total Agencies (cost $1,309,096)			1,356,465

NON-AGENCY ARMS - 1.2%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.218%, 5/25/36 (d)	US$	362	305,800
Series 2007-1, Class 21A1
5.73%, 1/25/47 (d)		484	401,872
JPMorgan Alternative Loan Trust
Series 2006-A4, Class A1
5.95%, 9/25/36 (d)		447	455,105

Total Non-Agency ARMS (cost $1,298,649)			1,162,777

NON-AGENCY FIXED RATES - 0.4%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.075%, 6/26/35 (c)		193	192,887
Lehman XS Trust
Series 2007-2N, Class M1
3.716%, 2/25/37 (b)		395	240,985

Total Non-Agency Fixed Rates (cost $585,774)			433,872

NON-AGENCY ADJUSTABLE RATE CMBS - 0.3%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
4.706%, 10/15/21 (b)(c)		190	186,880
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
4.98%, 3/06/20 (b)(c)		105	96,600

Total Non-Agency Adjustable Rate CMBS (cost $295,000)			283,480

HOME EQUITY LOANS - FIXED RATES - 0.1%
United States - 0.1%
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37		255	114,773
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (c)		18	13,794

Total Home Equity Loans - Fixed Rates (cost $273,296)			128,567

MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Transp Auth MBIA
6.60%, 10/01/29 (cost $117,013)		100	109,682

OTHER - FLOATING RATES - 0.0%
United States - 0.0%
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2
5.193%, 4/09/47 (b)(c)(e)	280	22,400
Topanga CDO Ltd.
Series 2006-2A, Class A1
4.891%, 12/10/46 (b)(c)(e)	350	17,500

Total Other - Floating Rates (cost $624,990)		39,900

	Shares
PREFERRED STOCKS - 0.0%
Industrial - 0.0%
ION Media Networks, Inc.
11.00% (a) (cost $0)	5,894	2,667

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 21.2%
Repurchase Agreements - 21.2%
Deutsche Bank 2.800%, dated 1/31/08, due 2/01/08 in the amount of $21,501,672 (cost $21,500,000; collaterized by $22,125,000 FNMA Discount Note 0%, due 5/30/08, value $22,125,000) (cost $21,500,000)	21,500	21,500,000

Total Investments - 98.9%
(cost $102,230,414)		100,249,384
Other assets less liabilities - 1.1%		1,156,833

Net Assets - 100.0%		$101,406,217

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	$1,200	12/21/17	4.91%	4.71%	$42,808
Morgan Stanley Capital Services, Inc.	4,100	1/31/18	3.24%	4.26%	3,001

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Japan 10 Yr Bond	9,000,000	March 2008	$11,571,489	$11,657,812	$86,323
US 10 Yr Treasury Note	20,000	March 2008	2,265,313	2,334,400	69,087

Sold Contracts
Canada 10 Yr Bond Future	36,000	March 2008	4,128,679	4,164,534	(35,855)
Canada 10 Yr Bond Future	8,000	March 2008	914,775	925,452	(10,677)
Canada 10 Yr Bond Future	17,000	March 2008	1,944,236	1,966,585	(22,349)
Euro-Bobl Future	29,000	March 2008	4,719,076	4,767,795	(48,719)
Long Gilt Future	33,000	March 2008	7,224,999	7,255,841	(30,842)
US 2 Yr Note	46,000	March 2008	4,831,795	4,904,031	(72,236)
US 5 Yr Note	8,000	March 2008	877,125	904,000	(26,875)
US 5 Yr Note	6,000	March 2008	660,469	678,000	(17,531)
US 5 Yr Note	6,000	March 2008	664,031	678,000	(13,969)
US Treasury Bond	16,000	March 2008	1,869,000	1,908,960	(39,960)
US Treasury Bond	3,000	March 2008	352,992	357,930	(4,938)
US Treasury Bond	5,000	March 2008	591,250	596,550	(5,300)

					$(173,841)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar
settling 3/31/08	1,456	$1,268,861	$1,297,119	$28,258
Euro Dollar
settling 2/20/08	647	952,042	961,372	9,330
Euro Dollar
settling 2/20/08	24	35,794	35,992	198
Japanese Yen
settling 2/13/08	176	1,633	1,656	23
Norwegian Kroner
settling 3/12/08	668	502,052	523,731	21,679
Norwegian Kroner
settling 3/28/08	15,342	2,889,717	2,825,668	(64,049)
Singapore Dollar
settling 3/17/08	1,426	999,579	1,007,754	8,175
Swedish Krona
settling 2/07/08	16,808	2,649,418	2,641,451	(7,967)
Swedish Krona
settling 2/07/08	1,749	274,358	274,786	428
Swiss Franc
settling 2/27/08	12	10,479	10,676	197

Sale Contracts:
Canadian Dollar
settling 3/26/08	41	39,725	40,728	(1,003)
Euro Dollar
settling 2/20/08	1,950	2,901,076	2,898,565	2,511
Great British Pound
settling 3/18/08	790	1,541,771	1,566,672	(24,901)
Great British Pound
settling 3/18/08	415	821,347	822,953	(1,606)
Great British Pound
settling 3/18/08	56	111,457	111,536	(79)
Hungary Forints
settling 2/15/08	148,481	855,922	854,215	1,707
Japanese Yen
settling 2/13/08	1,046,216	9,301,678	9,844,923	(543,245)
Japanese Yen
settling 2/13/08	338,728	2,984,125	3,187,442	(203,317)
Japanese Yen
settling 2/13/08	51,568	474,024	485,253	(11,229)
Polish Zloty
settling 3/05/08	3,596	1,436,750	1,482,287	(45,537)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
Swedish Krona
settling 2/07/08	40,972	$6,407,363	$6,438,942	$(31,579)
Swiss Franc
settling 2/27/08	3,187	2,802,029	2,950,427	(148,398)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,295,465.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2008.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the aggregate market value of these securities amounted to $2,880,642 or 2.8% of net assets.
(d)	Variable rate coupon, rate shown as of January 31, 2008.
(e)	Illiquid security, valued at fair value. (See note A)

The Fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2008, the Fund's total exposure to subprime investments was 2.33%. These investments are valued in accordance with the Fund's Valuation Policies.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro Dollar
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona

Glossary:
FNMA	-	Federal National Mortgage Association
MBIA	-	Municipal Bond Investors Assurance

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Diversified Yield Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2008